Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 37,894	$ 35,083
Less: accumulated depreciation	(25,654)	(21,374)
Property and equipment (net)	12,240	13,709
Computer Hardware
Property, Plant and Equipment [Line Items]
Total property and equipment	15,747	13,634
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	9,023	8,211
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,242	2,284
Networking equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	8,089	8,151
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,793	$ 2,803